March 26, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

RE:	Merrill Lynch Utilities and Telecommunications Fund, Inc.
Post-Effective Amendment No. 14 to the Registration Statement on
      Form N-1A (Securities Act File No. 33-37103, Investment Company Act No. 811-6180

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
      (the "1933 Act"), Merrill Lynch Utilities and Telecommunications
            Fund, Inc. (the "Fund") hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 14 to the Fund's
           Registration Statement on Form N-1A: and

(2) the text of Post-Effective Amendment No. 14 to the Fund's Registration Statement on Form N-1A was filed electronically with the
            Securities and Exchange Commission on March 16, 2001.

Very truly yours,

Merrill Lynch Utilities and Telecommunications Fund, Inc.



______________________
Ira P. Shapiro
Secretary of Fund